Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) consists of the following:

(In thousands)	Current	Deferred	Total
Year ended December 31, 2014
U.S. federal	$84	$(3,554)	$(3,470)
State and local	—	(213)	(213)
Foreign	—	(1,006)	(1,006)
Total	$84	$(4,773)	$(4,689)
Tax benefit in equity	—	(3,616)	(3,616)
Total	$84	$(8,389)	$(8,305)

Year ended December 31, 2013
U.S. federal	$—	$(329)	$(329)
State and local	—	42	42
Foreign	165	34	199
Total	$165	$(253)	$(88)

Year ended December 31, 2012
U.S. federal	$—	$(1,094)	$(1,094)
State and local	—	(176)	(176)
Total	$—	$(1,270)	$(1,270)

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense (benefit) differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to loss before income taxes.

	Year ended December 31,
Effective Tax Rate - Year-end	2014	2013	2012
Income tax benefit at U.S. federal statutory rate	35.0%	35.0%	35.0%
Increase (reduction) in income taxes:
State income taxes, net of U.S. federal benefit	1.0%	(11.2)%	6.7%
Grants in lieu of tax credits—U.S. federal benefit	—%	—%	242.6%
Grants in lieu of tax credits—state, net of U.S. federal benefit	—%	—%	38.0%
Foreign operations	1.4%	—%	—%
Non-controlling interest	(16.1)%	—%	—%
Stock-based compensation	(2.2)%	—%	—%
Change in valuation allowance	(9.0)%	—%	—%
Other	(4.6)%	—%	—%
Effective tax (expense) benefit rate	5.5%	23.8%	322.3%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of the major items recorded as deferred tax assets and liabilities are:

	As of December 31,
(In thousands)	2014	2013
Deferred tax assets:
Net operating losses and tax credit carryforwards	$53,968	$6,745
Investment in partnership	115,861	—
Deferred revenue	207	2,575
Solar generation facilities	—	44,218
Other	2,078	—
Total deferred tax assets	172,114	53,538
Valuation allowance	(167,508)	—
Net deferred tax assets	4,606	53,538

Deferred tax liabilities:
Solar generation facilities	7,473	57,971
Other	229	2,039
Total deferred tax liabilities	7,702	60,010
Net deferred tax liabilities	$3,096	$6,472